UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02992

Exact name of registrant as specified in charter:	Prudential National Muni Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2011

Date of reporting period:	5/31/2011

Item 1. Schedule of Investments

Prudential National Muni Fund, Inc.

Schedule of Investments

as of May 31, 2011 (Unaudited)

Description(a)	Moody’s Rating†*	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS — 99.1%
Alaska — 0.3%
Alaska Student Loan Corp. Ed. Ln. Rev., Ser. A-2, A.M.T.	AAA(b)	5.000%	06/01/18	$ 2,000	$ 2,129,820

Arizona — 2.8%
Arizona Health Facs. Auth. Rev., Banner Health, Ser. D	A+(b)	5.500%	01/01/38	2,500	2,479,175
Arizona St. Ctfs. Part. Dept. Admin., Ser. A, A.G.C.	Aa3	5.250%	10/01/28	2,000	2,043,160
Arizona St. Trans. Brd. Excise Tax Rev., Maricopa Cnty. Regl. Area Rd.	Aa1	5.000%	07/01/25	2,000	2,190,400
Maricopa Cnty. Indl. Dev. Auth. Health Facs. Rev., Catholic Healthcare West, Ser. A	A2	5.250%	07/01/32	2,500	2,392,400
Phoenix Civic Impt. Corp.,
Arpt. Rev., Jr. Lien., Ser. A	A1	5.000%	07/01/40	1,000	948,620
Wtr. Sys. Rev., Jr. Lien, Ser. A	Aa2	5.000%	07/01/39	5,000	5,167,650
Salt River Proj. Arizona Agric. Impt. & Pwr. Dist. Elec. Sys. Rev., Ser. A	Aa1	5.000%	01/01/39	5,000	5,149,200
Tucson Cnty., GO, Ser. A	Aa2	7.375%	07/01/12	1,100	1,179,343

					21,549,948

Arkansas — 0.3%
Univ. of Arkansas, Univ. Rev. Fac., Fayetteville Campus-A	Aa2	5.000%	11/01/40	2,250	2,331,270

California — 8.8%
Anaheim Pub. Fin. Auth. Lease Rev., A.G.C.,
Sr. Pub. Impts. Proj., Ser. A	Aa3	6.000%	09/01/24	5,500	6,222,480
Sub. Pub. Impts. Proj., Ser. C	Aa3	6.000%	09/01/16	6,690	7,516,884
California Cnty. Tobacco Securitization Corp., Tobacco Conv. Bonds Asset Bk., Ser. B	NR	5.100%	06/01/28	1,250	1,005,425
California Health Facs. Fin. Auth. Rev., Rfdg.,
Scripps Health, Ser. A	Aa3	5.000%	11/15/36	1,000	904,050
Stanford Hosp., Ser. B	Aa3	5.000%	11/15/36	3,000	2,815,230
California Infrastructure & Econ. Dev. Bk. Rev. & Econ. Dev., Walt. Dis. Fam. Musm., Walt & Lilly Dis.	A1	5.250%	02/01/38	3,000	2,999,760
California Poll. Ctl. Fin. Auth. Wtr. Facs. Rev., Amern. Wtr. Cap. Corp. Proj., 144A	Baa2	5.250%	08/01/40	1,250	1,189,100
California St., GO,
F.G.I.C., T.C.R.S.	A1	4.750%	09/01/23	1,500	1,501,875
Var. Purp.	A1	5.000%	10/01/29	2,000	2,026,800
Var. Purp.	A1	5.250%	11/01/40	1,250	1,246,225
Var. Purp.	A1	5.500%	11/01/39	1,000	1,024,300
Var. Purp.	A1	6.000%	03/01/33	1,500	1,631,715
Var. Purp.	A1	6.000%	04/01/38	3,500	3,728,935
Var. Purp.	A1	6.000%	11/01/39	2,000	2,138,760
California Statewide Cmntys. Dev. Auth. Rev.,
Cottage Health	A+(b)	5.000%	11/01/40	1,600	1,449,472
Sutter Health, Ser. A	Aa3	6.000%	08/15/42	3,000	3,106,920

Chico Redev. Agcy. Tax Alloc., Chico Amended & Merged Redev., A.M.B.A.C.	A+(b)	5.000%	04/01/30	1,000	871,670
Elsinore Valley Muni. Wtr. Dist. Ctfs. Part. Rfdg., Ser. A, B.H.A.C.	Aa1	5.000%	07/01/29	1,500	1,569,075
Folsom Cordova Uni. Sch. Dist. Sch. Facs. Impvt. Dist., No. 2, GO, Ser. A, C.A.B.S., NATL	Aa2	5.620%(c)	10/01/21	60	34,096
Foothill-De Anza Cmnty. College Dist., Ser. C	Aaa	5.000%	08/01/40	1,250	1,277,925
Fresno Calif. Swr. Rev., Ser. A, A.G.C.	Aa3	5.000%	09/01/33	2,500	2,540,850
Golden St. Tobacco Securitization Corp., Tobacco Settlement Rev.,
Asset Bkd., Ser. A-1	Baa3	5.750%	06/01/47	1,000	686,190
C.A.B.S. Asset Bkd., Ser. A-2 (Converts to 5.300% on 12/01/12)	Baa3	8.590%(c)	06/01/37	5,000	2,934,350
C.A.B.S., Asset Bkd., Ser. A, A.M.B.A.C. (Converted to 4.600% on 06/01/10)	A2	4.600%	06/01/23	2,000	1,868,760
Enhanced Asset Bkd., Ser. A	A2	5.000%	06/01/45	1,000	845,550

Los Angeles Calif. Cmnty. College Dist. 2008 Elec., Sec. C, GO	Aa1	5.250%	08/01/39	1,250	1,287,500
M-S-R Energy Auth., Ser. A	A(b)	6.500%	11/01/39	2,000	2,164,280
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., C.A.B.S., A.M.B.A.C.	A+(b)	7.110%(c)	08/01/25	2,000	755,440
San Francisco City. & Cnty. Arpts. Commn. Int’l. Arpt. Rev., Second Ser., Ser. F	A1	5.000%	05/01/40	1,250	1,210,950
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev., Ser. A, C.A.B.S., NATL	Baa1	9.550%(c)	01/15/36	21,000	2,111,760
Santa Margarita Dana Point Auth. Impvt. Rev., Dists. 3, 3A, 4, 4A, Ser. B, NATL	Baa1	7.250%	08/01/14	2,000	2,264,880
Tuolumne Wind Proj. Auth., Tuolumne Co. Proj., Ser. A	A1	5.625%	01/01/29	1,000	1,070,900
University Calif. Rev.,
Ser. O	Aa1	5.750%	05/15/34	750	811,575
Ser. Q	Aa1	5.000%	05/15/34	1,000	1,014,640
Unrefunded Bal. U.C.L.A. Med. Center, Ser. A, A.M.B.A.C.	NR	5.250%	05/15/30	850	801,295
Ventura Cnty. Cmnty. College Dist., Election 2002, Ser. C, GO	Aa2	5.500%	08/01/33	2,000	2,107,460

					68,737,077

Colorado — 2.2%
Denver City & Cnty. Arpt. Rev. Sys.,
Ser. A, NATL	A1	5.000%	11/15/25	10,000	10,366,500
Ser. B, A.M.T., NATL	A1	5.000%	11/15/15	2,500	2,734,125
Denver City & Cnty. Arpt. Rev., Rfdg., Ser. A, A.M.T.	A1	5.250%	11/15/22	1,000	1,053,530
Platte Riv. Pwr. Auth. Colo. Pwr. Rev., Ser. HH	Aa2	5.000%	06/01/27	1,500	1,621,020
University Colo. Enterprise Sys. Rev., Ser. A	Aa2	5.375%	06/01/32	1,000	1,060,310

					16,835,485

District of Columbia — 2.4%
District of Columbia, GO, Ser. E, B.H.A.C.	Aa1	5.000%	06/01/28	5,000	5,240,450
District of Columbia Rev.,
Brookings Inst.	Aa3	5.750%	10/01/39	5,000	5,316,800
Natl. Pub. Radio, Ser. A	Aa3	5.000%	04/01/43	1,000	990,490
District of Columbia Wtr. & Swr. Auth., Pub. Util. Rev., Ser. A	Aa2	5.500%	10/01/39	2,000	2,131,320
District of Columbia Univ. Rev., Gallaudet Univ.	A2	5.500%	04/01/34	600	600,402
Metropolitan Washington DC Arpt. Auth. Sys.,
Ser. A, A.M.T.	Aa3	5.000%	10/01/25	3,000	3,062,640
Ser. A, A.M.T.	Aa3	5.250%	10/01/27	1,000	1,029,340

					18,371,442

Florida — 9.1%
Bayside Impvt. Cmnty. Dev. Dist., Cap. Impvt. Rev., Ser. A	NR	6.300%	05/01/18	335	304,334
Citizens Ppty. Ins. Corp., High Risk Sr. Secd.,
High Act-A-1	A2	6.000%	06/01/16	1,500	1,669,050
Ser. A-1	A2	5.250%	06/01/17	1,000	1,070,110
Florida St. Brd. Ed. Cap., Outlay, GO	Aa1	9.125%	06/01/14	740	794,264

Florida St. Brd. Ed. Lottery Rev., Ser. B	A1	5.000%	07/01/23	5,185	5,643,147
Florida St. Dept. Environ. Prot. Pres. Rev., Florida Forever, Ser. A, NATL	Aa3	5.250%	07/01/17	2,950	2,988,498
Greater Orlando Aviation Auth. Arpt. Facs. Rev., Ser. A, A.G.C., A.M.T.	Aa3	5.000%	10/01/23	4,240	4,353,547
Halifax Hosp. Med. Ctr. Rev., Ser. B2, A.G.C.	AA+(b)	5.375%	06/01/31	4,000	4,031,320
Highlands Cmnty. Dev. Dist. Rev., Spl. Assmt. (original cost $500,000; purchased 10/06/05)(e)(f)(g)	NR	5.550%	05/01/36	500	255,245
Highlands Cnty. Health Facs. Auth. Rev.,
Adventist Health, Ser.B (Pre-refunded Date 11/15/15)(h)	Aa3	5.000%	11/15/25	205	238,649
Adventist Health, Unrefunded Bal., Ser. B	Aa3	5.000%	11/15/25	1,410	1,430,191
Adventist Health/Sunbelt, Rmkt., Ser. B	Aa3	6.000%	11/15/37	2,440	2,570,393
Hillsborough Cnty. Aviation Auth. Rev., Tampa Int’l. Arpt., Ser. A, A.M.T., NATL	Aa3	5.500%	10/01/15	1,000	1,068,840

Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt.,
Ser. A, A.M.T., A.G.C.	Aa3	5.500%	10/01/24	2,665	2,780,155
Ser. B	A2	5.000%	10/01/41	2,500	2,306,000
Ser. C, A.M.T., A.G.C.	Aa3	5.250%	10/01/26	5,000	5,047,850
Miami Dade Cnty. Expwy. Auth. Toll Sys. Rev., Ser. A	A3	5.000%	07/01/40	1,000	952,870
Miami Dade Cnty. Wtr. & Swr. Rev., Rfdg. Sys., Ser. B, A.G.C.	Aa2	5.250%	10/01/22	5,000	5,768,500
North Sumter Cnty. Util. Dependent Dist., Wtr. & Swr. Rev.	BBB(b)	5.750%	10/01/43	1,500	1,452,840
Orlando Util. Commn. Sys. Rev., Ser. A	Aa1	5.250%	10/01/39	5,000	5,221,450
Palm Beach Cnty. Arpt. Sys. Rev.,
Ser. A, A.M.T., NATL	A2	5.000%	10/01/22	3,065	3,108,155
Ser. A, A.M.T., NATL	A2	5.000%	10/01/23	2,350	2,364,382
Ser. A, A.M.T., NATL	A2	5.000%	10/01/34	1,250	1,125,850
Paseo Cmnty. Dev. Dist. Cap. Impvt. Rev., Ser. A (original cost $300,000; purchased 06/17/05)(e)(f)(g)	NR	5.400%	05/01/36	300	90,240
Polk Cnty. Sch. Dist. Sales Tax Rev.,
Sch. Impvt., A.G.C.	Aa3	5.250%	10/01/17	2,580	2,818,624
Sch. Impvt., A.G.C.	Aa3	5.250%	10/01/18	2,325	2,531,530
Reunion West Cmnty. Dev. Dist. Spl. Assmt. Rev.(j)	NR	3.125%	05/01/36	985	506,211
South Lake Cnty. Hosp. Dist. Rev.,
South Lake Hosp., Inc.	A2	5.250%	10/01/34	750	713,175
South Lake Hosp., Inc., Ser. A	Baa2	6.250%	04/01/39	2,500	2,464,050
South Miami Health Facs. Auth. Hosp. Rev., Baptist Health South Fl. Grp.	Aa2	5.000%	08/15/27	3,750	3,805,650
West Palm Beach Cmnty. Redev. Agy., Northwood-Pleasant Cmnty. Redev., Tax Allocation Rev.	A(b)	5.000%	03/01/35	1,000	891,550

					70,366,670

Georgia — 2.6%
Athens Clarke Cnty. Univs., Govt. Wtr. & Swr. Rev.	Aa2	5.625%	01/01/33	2,000	2,141,800
Atlanta Arpt. & Marina Rev., Rfdg., Gen., Ser. C	A1	6.000%	01/01/30	3,250	3,612,603
Burke Cnty. Dev. Auth. Poll. Ctl. Rev., Oglethorpe Pwr. Vogtle. Proj., Ser. B	Baa1	5.500%	01/01/33	750	773,325
Forsyth Cnty. Sch. Dist. Dev., GO	Aa1	6.750%	07/01/16	500	584,900
Fulton Cnty. Sch. Dist., GO	Aa1	6.375%	05/01/17	750	937,020
Gwinnett Cnty. Hosp. Auth. Rev., Gwinnett Hosp. Sys., Ser. D, A.G.C.	Aa3	5.500%	07/01/41	1,500	1,499,925
Newnan Hosp. Auth. Rev., Antic Ctfs. Newnan Hosp., Inc., NATL (Pre-refunded Date 01/01/13)(h)	Aa3	5.500%	01/01/21	3,185	3,439,513
Private Colleges & Univs. Auth. Rev., Emory Univ., Ser. C	Aa2	5.250%	09/01/39	5,000	5,238,150
Richmond Cnty. Hosp. Rev., Rev. Antic. Ctfs. Univ. Health Svcs. Inc., Proj.	A1	5.500%	01/01/36	2,000	1,919,280

					20,146,516

Guam — 0.1%
Guam Govt. Wtrwks. Auth., Wtr. & Wastewtr. Sys. Rev.	Ba2	6.000%	07/01/25	500	478,460

Hawaii — 1.2%
Hawaii Pac. Health Spl. Purp. Rev.,
Ser. A	A3	5.500%	07/01/40	1,000	886,610
Ser. B	A3	5.750%	07/01/40	500	461,635
Hawaii St. Dept. Budget & Fin. Spl. Purp. Rev., Hawaiian Elec. Co., Inc. Proj., Ser. C., A.M.B.A.C., A.M.T.	Baa1	6.200%	11/01/29	8,000	7,930,160

					9,278,405

Idaho — 0.3%
Idaho Health Facs. Auth. Rev., Trinity Health Grp., Ser. B	Aa2	6.250%	12/01/33	1,000	1,080,630
Idaho Hsg. & Fin. Assn., Grant & Rev., Antic. Fed. Hwy. Tran, Ser. A	Aa2	5.000%	07/15/27	1,250	1,316,400

					2,397,030

Illinois — 9.0%
Chicago Brd. Edu., Rfdg., Dedicated Rev., Ser. F, GO	Aa2	5.000%	12/01/31	2,500	2,379,900

Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., 3rd Lien,
Ser. A, NATL	A1	5.250%	01/01/26	6,000	6,134,400
Ser. B, Rfdg., NATL	A1	5.250%	01/01/15	1,000	1,099,810
Ser. B-1, X.L.C.A.	A1	5.250%	01/01/34	1,975	1,941,563
Ser. C	A1	6.500%	01/01/41	1,000	1,098,670
Chicago Rfdg. Proj., GO, Ser. A, A.G.C.	Aa3	5.000%	01/01/29	5,000	4,976,650
Illinois Fin. Auth. Rev.,
Advocate Healthcare, Ser. B	Aa2	5.375%	04/01/44	2,000	1,968,020
Central DuPage Health, Ser. 09	AA(b)	5.250%	11/01/39	2,000	1,931,240
Central DuPage Health, Ser. B	AA(b)	5.500%	11/01/39	1,500	1,500,930
Northwestern Mem. Hosp., Ser. A (Pre-refunded Date 08/15/14)(h)	NR	5.250%	08/15/34	5,000	5,687,350
Northwestern Mem. Hosp., Ser. A	Aa2	6.000%	08/15/39	1,000	1,055,530
Provena Health, Ser. A	Baa1	6.000%	05/01/28	1,500	1,506,075
Student Hsg. Rev., Ed. Advancement Fund, Ser. B	Baa3	5.000%	05/01/30	4,000	3,329,120
Univ. of Chicago, Ser. B	Aa1	6.250%	07/01/38	5,000	5,625,450
Illinois St., Build Illinois Bonds	AAA(b)	5.000%	06/15/20	2,000	2,267,340
Illinois St., GO,
Rfdg., A.G.C.	Aa3	5.000%	01/01/23	3,000	3,069,240
Ser. 1st, A.G.C.	Aa3	5.250%	04/01/22	2,500	2,511,050
Illinois Toll Hwy. Auth. Rev.,
Ser. B	Aa3	5.500%	01/01/33	2,000	2,049,780
Sr. Priority, Sr. A-1, A.G.C.	Aa3	5.000%	01/01/24	5,000	5,188,150
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev., Cap. Apprec. McCormick Place Expansion,
Ser. A, NATL	A2	5.250%	06/15/42	8,500	8,234,290
Ser. A, NATL	A2	6.340%(c)	12/15/34	10,000	2,301,100
Ser. A, NATL	A2	6.470%(c)	06/15/37	7,500	1,428,825
Railsplitter Tobacco Settlement Auth., Rev.	A-(b)	6.000%	06/01/28	2,250	2,256,705

					69,541,188

Indiana — 1.1%
Indiana Health & Edl. Fac. Fing. Auth. Rev., Ascension Hlth., Rfdg., Sr. Credit-B-6	Aa1	5.000%	11/15/36	2,000	1,949,360
Indiana St. Fin. Auth., Var. Duke Energy Ind., Ser. B	A(b)	6.000%	08/01/39	1,000	1,057,370
Indianapolis Loc. Pub. Impt. Bd. Bk. Wtr. Wks. Proj., Ser. A	A2	5.750%	01/01/38	1,000	1,034,060
Indianapolis Loc. Pub. Impt. Arpt. Auth. Rev., Ser. F, A.M.B.A.C., A.M.T.	A1	5.000%	01/01/36	5,000	4,564,550

					8,605,340

Kansas — 1.2%
Kansas St. Dev. Fin. Auth. Hosp. Rev., Adventist Health	Aa3	5.750%	11/15/38	1,000	1,053,290
Sedgwick & Shawnee Cnty. Sngl. Fam. Hsg. Rev.,
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.700%	12/01/27	915	966,615
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.750%	06/01/27	855	904,094
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.850%	12/01/27	835	884,616
Wyandotte Cnty. Kansas City Unified Gov. Util. Sys. Rev., Rfdg., Ser. 2004, A.M.B.A.C.	A+(b)	5.650%	09/01/19	5,000	5,705,400

					9,514,015

Kentucky — 1.3%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Owensboro. Med. Health Sys., Ser. A	Baa2	6.375%	06/01/40	3,500	3,434,270
Kentucky St. Ppty. & Bldgs. Commn. Rev., Proj. No 93, Rfdg., A.G.C.	Aa3	5.250%	02/01/28	5,500	5,823,125
Owen Cnty. Wtrwks. Sys. Rev.,
Amer. Wtr. Co. Proj., Ser. A	Baa2	6.250%	06/01/39	500	518,120
Var. Amer. Wtr. Co., Ser. B	Baa2	5.625%	09/01/39	500	489,905

					10,265,420

Louisiana — 1.5%
Louisiana Loc. Govt. Environ. Facs. & Cmnty. Dev. Auth., Jefferson Parish, Ser. A	Aa2	5.375%	04/01/31	1,000	1,044,410
Louisiana Pub. Facs. Auth. Hosp. Rev.,
Franciscan Missionaries	A2	6.750%	07/01/39	1,000	1,046,770
Lafayette Gen. Med. Ctr., Rfdg.	A3	5.500%	11/01/40	500	463,035
Louisiana St. Citizens Pty. Inc., Corp. Assmt. Rev., Rmkt., Ser. C-2, A.G.C.	Aa3	6.750%	06/01/26	2,000	2,320,740

New Orleans, GO, Rfdg., NATL	A3	5.250%	12/01/22	3,540	3,653,917
Tobacco Settlement Fin. Corp. Rev.,
Asset Bkd., Ser. 2001B	Baa3	5.500%	05/15/30	2,475	2,456,512
Asset Bkd., Ser. 2001B	Baa3	5.875%	05/15/39	1,000	919,890

					11,905,274

Maryland — 0.4%
Frederick Cnty. Spl. Oblig., Urbana Cmnty. Dev. Auth. Rev., Ser. A	A-(b)	5.000%	07/01/40	2,000	1,911,420
Maryland St. Health & Higher Edl. Facs. Auth. Rev., Lifebridge Health	A2	6.000%	07/01/41	400	406,936
Maryland St. Indl. Dev. Fin. Auth., Synagro Baltimore, Ser. A, Rfdg., A.M.T.	NR	5.250%	12/01/13	600	619,380
Takoma Park Hosp. Facs. Rev., Washington Adventist Hosp., E.T.M., A.G.C.(h)	Aa3	6.500%	09/01/12	425	443,143

					3,380,879

Massachusetts — 5.6%
Boston Ind. Dev. Fin. Auth. Swr. Facs. Rev., Harbor Elec. Energy Co. Proj., A.M.T.	Aa3	7.375%	05/15/15	590	592,513
Massachusetts Bay Trans. Auth. Rev.,
Assmt., Ser. A	Aa1	5.250%	07/01/34	2,000	2,118,640
Mass. Sales Tax, Ser. B, NATL	Aa1	5.500%	07/01/27	1,325	1,592,385
Massachusetts Edl. Fin. Auth. Rev., Ser. B, A.M.T.	AA(b)	5.500%	01/01/23	955	984,586
Massachusetts St., GO,
Cons. Ln., Ser. C, A.G.C.	Aa1	5.000%	08/01/19	2,000	2,297,460
Fltg.-Cons. Ln., Ser. A, NATL	Aa1	0.753%(d)	05/01/37	5,000	4,081,450
Ser. B, A.G.C.	Aa1	5.250%	09/01/24	9,000	10,745,730
Massachusetts St. Dev. Fin. Agcy. Rev., Ser. K-6 Partners Healthcare	Aa2	5.375%	07/01/41	5,000	5,069,700
Massachusetts St. Health & Edl. Facs. Auth. Rev.,
Harvard Univ., Ser. A	Aaa	5.500%	11/15/36	3,500	3,823,715
Lowell Gen. Hosp., Ser. C	Baa1	5.125%	07/01/35	2,000	1,680,240
Partners Healthcare, Ser. J1	Aa2	5.000%	07/01/39	2,500	2,440,900
Tufts Univ., Ser. M	Aa2	5.500%	02/15/28	3,000	3,488,280
Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., A.M.T., NATL	A3	5.000%	07/01/32	5,000	4,642,900

					43,558,499

Michigan — 2.3%
Detroit District St. Aid, GO	Aa3	5.250%	11/01/35	500	489,870
Detroit Sewer Disp. Rev., Sr. Lien-Rmkt., Ser. 2003B, A.G.C.	Aa3	7.500%	07/01/33	1,000	1,171,760
Detroit Wtr. Supply Sys., Ser. B, NATL (Pre-refunded Date 07/01/13)(h)	A(b)	5.250%	07/01/32	5,500	6,022,665
Lansing Brd. Wtr. & Lt. Util. Sys. Rev., Ser. A	Aa3	5.000%	07/01/37	1,000	994,190
Michigan St. Hosp. Fin. Auth. Rev.,
Henry Ford Health, Ser. A	A1	5.250%	11/15/46	2,000	1,703,060
McLaren Healthcare	Aa3	5.750%	05/15/38	1,000	1,015,990
Michigan St. Strategic Fd. Ltd. Oblig. Rev., Adj. Rfdg. Dow Chemical Rmkt., Ser. B	BBB	6.250%	06/01/14	1,000	1,080,160
Okemos Pub. Sch. Dist., GO,
C.A.B.S., NATL	Aa3	1.500%(c)	05/01/12	1,100	1,085,106
C.A.B.S., NATL	Aa3	2.100%(c)	05/01/13	1,000	960,880

Royal Oak Hosp. Fin. Auth. Rev., William Beaumont, Rfdg., Ser. W	A1	6.000%	08/01/39	2,000	1,975,700
Wayne Cnty. Arpt. Auth. Rev., Det. Met. Arpt., Ser. A, Rfdg., A.M.T.	A2	5.000%	12/01/18	1,500	1,534,455

					18,033,836

Nevada — 0.4%
Clark Cnty. Passenger Facs. Charge Rev., Las Vegas McCarran Int’l. Arpt., Ser. A	Aa3	5.125%	07/01/34	3,000	2,914,860

New Hampshire — 0.4%
Manchester Hsg. & Redev. Auth. Rev., Ser. B, C.A.B.S., A.C.A.	Caa1	10.140%(c)	01/01/24	4,740	1,405,126
New Hampshire Health & Edl. Facs. Auth. Rev., Dartmouth Hitchcock	A+(b)	6.000%	08/01/38	1,750	1,853,985

					3,259,111

New Jersey — 6.1%
Cape May Cnty. Ind. Poll. Ctrl., Fin. Auth. Rev., Atlantic City Elec. Co., Ser. A, NATL	Baa1	6.800%	03/01/21	2,615	3,204,003

Clearview Reg. High Sch. Dist., GO, NATL	NR	5.375%	08/01/15	1,205	1,320,560
Jackson Twnshp. Sch. Dist., GO, NATL	BBB(b)	6.600%	06/01/11	1,600	1,600,000
Jersey City Sew. Auth., Swr. Rfdg., A.M.B.A.C.	NR	6.250%	01/01/14	3,260	3,476,757
New Jersey Econ., Dev. Auth. Rev.,
Cigarette Tax	Baa3	5.500%	06/15/24	1,000	945,680
Cigarette Tax	Baa3	5.625%	06/15/19	1,750	1,749,807
Cigarette Tax	Baa3	5.750%	06/15/34	1,750	1,584,625
First Mtge. - Franciscan Oaks	NR	5.700%	10/01/17	2,040	1,963,316
First Mtge. - Keswick Pines	NR	5.750%	01/01/24	1,750	1,506,417
Masonic Charity Fdn. Proj.	A-(b)	5.875%	06/01/18	250	255,398
Masonic Charity Fdn. Proj.	A-(b)	6.000%	06/01/25	1,150	1,171,632
New Jersey Healthcare Facs. Fin. Auth. Rev.,
AHS Hosp. Corp., Rfdg.	A1	6.000%	07/01/41	500	516,390
Atlantic City Med. Ctr. (Pre-refunded Date 07/01/12)(h)	A+(b)	6.250%	07/01/17	1,740	1,852,473
Atlantic City Med. Ctr., Unrefunded Bal.	A1	6.250%	07/01/17	2,185	2,266,020
Hackensack Univ. Med., Rfdg.	Baa1	5.000%	01/01/34	500	438,570
Holy Name Med. Ctr., Rfdg.	Baa2	5.000%	07/01/25	1,625	1,442,106
South Jersey Hosp. (Pre-refunded Date 07/01/12)(h)	A2	6.000%	07/01/26	2,565	2,721,568
South Jersey Hosp. (Pre-refunded Date 07/01/12)(h)	A2	6.000%	07/01/32	2,000	2,122,080
Virtua Health, A.G.C.	AA+(b)	5.500%	07/01/38	2,000	2,045,720
New Jersey St. Tpke. Auth., Tpke. Rev., Growth & Income Secs., Ser. B, A.M.B.A.C., C.A.B.S. (Converts to 5.150% on 01/01/15)	A3	5.220%(c)	01/01/35	3,000	2,472,660
New Jersey St. Trans. Trust Fund Auth. Rev.,
Ser. A	A1	5.500%	12/15/23	3,000	3,289,260
Ser. A	A1	5.875%	12/15/38	3,000	3,140,130
Rutgers-St. Univ. of NJ, Ser. A	Aa2	6.400%	05/01/13	755	804,890
Tobacco Settlement Fin. Corp. Rev., Asset Bkd.,
(Pre-refunded Date 06/01/12)(h)	Aaa	6.000%	06/01/37	400	422,792
(Pre-refunded Date 06/01/12)(h)	Aaa	6.125%	06/01/42	2,000	2,116,440
Ser. 1A	Baa3	4.500%	06/01/23	455	381,659
Ser. 1A	Baa3	4.625%	06/01/26	1,000	729,230
Ser. 1A	Baa3	5.000%	06/01/41	2,500	1,592,675

					47,132,858

New Mexico — 0.3%
New Mexico Mtge. Fin. Auth. Rev., Sngl. Fam. Mtge., Ser. E, G.N.M.A., F.N.M.A., F.H.L.M.C., A.M.T.	AAA(b)	5.500%	07/01/35	1,160	1,237,360
New Mexico St. Hosp. Equip. Ln. Council Hosp. Rev., Presbyterian Healthcare	Aa3	5.000%	08/01/39	1,250	1,193,613

					2,430,973

New York — 9.4%
Brooklyn Arena Loc. Dev. Corp., Barclays Ctr. Proj.	Baa3	6.375%	07/15/43	750	758,595
Long Island Pwr. Auth. Elec. Sys. Rev.,
Ser. A	A3	6.000%	05/01/33	1,000	1,096,840
Ser. A	A3	6.250%	04/01/33	500	556,490
Ser. A, B.H.A.C.	Aa1	5.500%	05/01/33	2,000	2,145,640

Metropolitan Trans. Auth. Rev., Svc. Contract,
Ser. A, NATL	Aa3	5.500%	07/01/20	2,500	2,606,475
Ser. B, NATL	Aa3	5.500%	07/01/19	5,000	5,217,900
Ser. B, NATL	Aa3	5.500%	07/01/23	7,285	7,538,008
Ser. D	A2	5.250%	11/15/40	2,000	2,017,760
Ser. 2008C	A2	6.500%	11/15/28	2,500	2,876,825
Monroe Cnty. Ind. Dev. Agcy. Civic Fac. Rev., Rfdg., Highland Hosp. Rochester	A2	5.000%	08/01/22	2,000	2,028,000
New York City, GO,
Ser. E	Aa2	5.000%	08/01/17	6,000	6,954,660
Ser. I-1	Aa2	5.250%	04/01/28	2,000	2,149,200
New York City Ind. Dev. Agcy. Spl. Fac. Rev., Terminal One Group Assn. Proj., A.M.T.	A3	5.500%(d)	01/01/24	1,500	1,537,710
New York City Mun. Wtr. Fin. Auth., Rev., Wtr. & Swr., Fiscal 2009, Ser. A	Aa1	5.750%	06/15/40	1,000	1,091,050
New York City Trans. Fin. Auth. Bldg. Aid. Rev., Fiscal 2009, Ser. S-3	Aa3	5.250%	01/15/39	1,500	1,547,415
New York St. Dorm. Auth. Lease Rev., Ser. B (Mandatory Put Date 07/01/13)	Aa2	5.250%(d)	07/01/29	3,000	3,263,490

New York St. Dorm. Auth. Rev.,
City Univ. Sys. Cons., Ser. B	Aa3	6.000%	07/01/14	2,070	2,207,489
Mental Health Svcs. Facs. Impvt., Ser. B	Aa3	6.500%	08/15/11	3,000	3,037,830
Non St. Supported Debt Mount Sinai Sch. Med., Ser. A	A3	5.000%	07/01/21	1,000	1,081,040
Rochester Inst. Tech., Ser. A, A.M.B.A.C.	A1	5.250%	07/01/20	2,100	2,414,622
Ser. A, A.M.B.A.C.	A1	5.250%	07/01/21	2,000	2,293,320
New York St. Environ. Facs. Corp. Rev., Clean Wtr. & Drinking Revolving Fds. Pooled Fin.,
New York City Mun. Wtr. Proj.	Aaa	5.000%	06/15/34	2,000	2,035,720
Ser. B	Aaa	5.500%	10/15/23	3,750	4,610,663
Ser. E	Aaa	6.500%	06/15/14	35	35,176
New York St. Local Gov’t. Assist. Corp. Rev., Ser. E	Aa2	6.000%	04/01/14	2,890	3,149,580
New York St. Mun. Bond. Bank Agcy. Rev., Spl. Sch. Supply,
Ser. C	A+(b)	5.250%	06/01/22	3,200	3,367,424
Ser. C	A+(b)	5.250%	12/01/22	3,595	3,783,090
Port Auth. of NY & NJ, Spl. Oblig. Rev., JFK Int’l. Air Terminal	Baa3	5.000%	12/01/20	500	495,160
Suffolk Cnty. Indl. Dev. Agy. Rev., Keyspan-Port Jefferson, A.M.T.	Baa1	5.250%	06/01/27	1,000	980,920

					72,878,092

North Carolina — 2.3%
Charlotte-Mecklenburg Hosp. Auth. Healthcare Sys. Rev.,
Carolinas Healthcare Sys., Ser. A	Aa3	5.250%	01/15/42	1,000	999,940
North Carolina Eastern Mun. Powr. Agcy., Powr. Sys. Rev.,
A.G.C.	Aa3	6.000%	01/01/19	500	560,900
A.M.B.A.C.	Baa1	6.000%	01/01/18	1,000	1,177,980
Ser. A (Pre-refunded Date 01/01/22)(h)	Aaa	6.000%	01/01/26	650	854,016
Ser. A, E.T.M.(h)	Baa1	6.400%	01/01/21	1,000	1,229,450
Ser. A, E.T.M.(h)(i)	Aaa	6.500%	01/01/18	2,635	3,394,881
Ser. A, NATL, Unrefunded Bal.	Baa1	6.500%	01/01/18	1,005	1,213,688
North Carolina Med. Care Commn. Hosp. Rev., Baptist Hosp., Rfdg.	Aa3	5.000%	06/01/34	5,285	5,171,901
North Carolina Med. Care Commn. Healthcare Facs. Rev., Novant Health Oblig., Ser. A	A1	4.750%	11/01/43	3,000	2,492,670
Pitt Cnty. Rev., Mem. Hosp., E.T.M.(h)	Aaa	5.250%	12/01/21	1,000	1,081,660

					18,177,086

North Dakota — 1.0%
Mclean Cnty. Solid Wste. Facs. Rev., Great River Energy Proj., Ser. A	A3	4.875%	07/01/26	1,000	998,900
Mercer Cnty. Poll. Control Rev., Antelope Valley Station, A.M.B.A.C.	A(b)	7.200%	06/30/13	6,450	6,704,130

					7,703,030

Ohio — 3.8%
American Mun. Pwr., Inc., Ser. A	Aa3	5.000%	02/01/13	2,500	2,639,225
Buckeye Ohio Tob. Settlement, Asset Bkd. Sr. Turbo,
Ser. A	Baa3	6.500%	06/01/47	4,250	3,189,243
Ser. A-2	Baa3	5.125%	06/01/24	5,690	4,318,141
Ser. A-2	Baa3	5.875%	06/01/30	1,500	1,094,145
Ser. A-2	Baa3	5.875%	06/01/47	1,000	682,580
Columbus Citation Hsg. Dev. Corp., Mtge. Rev., F.H.A. (Pre-refunded Date 01/01/15)(h)	NR	7.625%	01/01/22	1,275	1,509,727
Cuyahoga Cnty. Hosp. Facs. Rev., Canton, Inc. Proj.	Baa1	7.500%	01/01/30	4,885	4,904,589
Hamilton Cnty. Sales Tax Rev., Sub. Ser. B, A.M.B.A.C., C.A.B.S.	A1	4.650%(c)	12/01/20	2,000	1,298,480
Hancock Cnty. Hosp. Rev., Rfdg., Blanchard Valley Regl. Hlth. Ctr.	A3	6.250%	12/01/34	400	401,768
Hilliard Sch. Dist. Sch. Impvt., GO, C.A.B.S., NATL	Aa1	3.430%(c)	12/01/19	1,720	1,290,894
Lucas Cnty. Healthcare Facs. Rev., Sunset Retirement Impvt., Ser. A, Rfdg.	NR	6.625%	08/15/30	1,000	1,000,740
Lucas Cnty. Hosp. Rev., Rfdg.,
Promedica Healthcare, Ser. A	Aa3	6.000%	11/15/41	750	788,633
Promedica Healthcare, Ser. A	Aa3	6.500%	11/15/37	875	959,166
Montgomery Cnty. Rev., Miami Valley Hosp., Ser. A	Aa3	6.250%	11/15/39	500	518,310
Ohio St. Air Quality Dev. Auth. Rev., Poll. Ctl. First Energy, Rfdg., Ser. C	Baa1	5.625%	06/01/18	500	540,340

Ohio St. Higher Ed. Facs. Cmnty. Rev., Case Western Reserve Univ., Ser. B	A1	6.500%	10/01/20	750	901,785
Ohio St. Wtr. Dev. Auth. Rev., Poll. Ctl. First Energy, Rfdg., Ser. A (Mandatory Put Date 06/01/16)	Baa1	5.875%	06/01/33	500	550,260
Poll. Ctl. Ln. Fd. Wtr. Quality, Ser. A	Aaa	5.000%	12/01/29	2,150	2,310,046
Ohio St. Wtr. Dev. Auth. Solid Wste. Rev., Allied Wste. N. A., Inc. Proj., Ser. A, A.M.T.	BBB(b)	5.150%	07/15/15	750	765,068

					29,663,140

Oklahoma — 0.1%
Tulsa Airpts. Impt. Tr. Gen. Rev., Ser. A	A3	5.375%	06/01/24	1,000	1,034,330

Oregon — 0.5%
Oregon St. Dept. Trans. Hwy. User Tax Rev., Sr. Lien., Ser. A	Aa1	5.000%	11/15/33	3,500	3,675,560

Pennsylvania — 5.3%
Berks Cnty. Mun. Auth. Hosp. Rev., Reading Hosp. Med. Ctr. Proj., NATL	Aa3	5.700%	10/01/14	880	941,521
Delaware River Port Auth. Rev., PA & NJ Port Dist. Proj.,
Ser. B, A.G.C.	Aa3	5.625%	01/01/26	5,000	5,004,950
Ser. B, A.G.C.	Aa3	5.700%	01/01/22	1,000	1,001,550
Erie Parking Auth. Facs. Rev. Gtd., A.G.C. (Pre-refunded Date 09/01/13)(h)	Aa3	5.000%	09/01/26	65	71,525
Geisinger Auth. Hlth. Sys., Ser. A-1	Aa2	5.125%	06/01/41	500	502,525
Monroe Cnty. Hosp. Auth. Rev., Pocono Med. Center (Pre-refunded Date 01/01/14)(h)	NR	6.000%	01/01/43	2,500	2,838,600
Northampton Cnty. Higher Ed. Auth. Rev., Moravian Coll., A.M.B.A.C.	NR	6.250%	07/01/11	590	592,307
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rev., Rfdg., Colver Proj.,
Ser. F, A.M.B.A.C., A.M.T.	Ba1	4.625%	12/01/18	3,500	3,206,595
Ser. F, A.M.B.A.C., A.M.T.	Ba1	5.000%	12/01/15	3,000	2,885,940
Pennsylvania Econ. Dev. Fin. Auth. Wtr. Rev., Aqua PA, Inc., Rfdg. Proj., Ser. A, A.M.T.	AA-(b)	5.000%	12/01/34	2,000	1,983,620
Pennsylvania St. Ind. Dev. Auth. Rev., Econ. Dev.,
A.M.B.A.C.	A1	5.500%	07/01/17	9,000	9,447,750
A.M.B.A.C.	A1	5.500%	07/01/20	2,750	2,858,157
Philadelphia Auth. Indl. Dev. Rev., Please Touch Museum Proj., Ser. B	BBB-(b)	5.250%	09/01/31	1,000	833,680
Philadelphia GO, Ser. B, A.G.C.	Aa3	7.125%	07/15/38	1,500	1,660,905
Pittsburgh Urban Redev. Auth., Wtr. & Swr. Sys. Rev., Unrefunded Bal. Rfdg., Ser. A, NATL	Baa1	6.500%	09/01/13	2,220	2,323,985
Pittsburgh Wtr. & Swr. Auth. Sys. Rev., Ser. A, F.G.I.C., E.T.M.(h)	BBB(b)	6.500%	09/01/13	1,780	1,910,812
Unity Twnshp. Mun. Auth., Gtd. Swr. Rev., A.M.B.A.C., C.A.B.S., E.T.M.(h)	NR	0.760%(c)	11/01/12	1,035	1,023,977
Washington Cnty. Hosp. Auth. Rev., Monongahela Valley Hosp.	Baa1	6.250%	06/01/22	2,400	2,457,768

					41,546,167

Puerto Rico — 2.5%
Puerto Rico Comnwlth., GO	A3	6.000%	07/01/39	800	806,056

Puerto Rico Comnwlth., Hwy. & Trans. Auth. Rev.,
Rfdg., Ser. CC	A2	5.500%	07/01/28	2,500	2,502,625
Ser. G, F.G.I.C.	A3	5.250%	07/01/18	2,250	2,292,570
Ser. J (Pre-refunded Date 07/01/14)(h)	A3	5.500%	07/01/23	1,320	1,508,126
Ser. K	A3	5.000%	07/01/14	2,000	2,115,760
Puerto Rico Elec. Pwr. Auth. Rev., Ser. XX	A3	5.250%	07/01/40	2,000	1,883,600
Puerto Rico Mun. Fin. Agcy., GO	A3	5.000%	08/01/12	1,000	1,034,210
Puerto Rico Pub. Bldgs. Auth. Rev., Gtd. Govt. Facs., Rfdg., Ser. P	A3	6.750%	07/01/36	1,000	1,078,600
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev.,
First Sub., Ser. A	A1	5.500%	08/01/42	1,750	1,729,280
First Sub., Ser. A	A1	5.750%	08/01/37	1,600	1,613,536
First Sub., Ser. A	A1	6.000%	08/01/42	2,800	2,868,656

					19,433,019

Rhode Island — 0.9%
Rhode Island Health & Ed. Bldg. Corp. Higher Ed. Fac. Rev.,
Brown Univ.	Aa1	5.000%	09/01/37	5,000	5,115,400
Lifespan Oblig., Ser. A., A.G.C.	Aa3	7.000%	05/15/39	2,000	2,235,640

					7,351,040

South Carolina — 0.9%
Florence Cnty. Hosp. Rev., McLeod Reg. Med. Ctr., Ser. A	A+(b)	5.000%	11/01/37	1,500	1,405,995
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev., Rfdg. & Impvt., Palmetto Health, Ser. C (Pre-refunded Date 08/01/13)(h)	Baa1	6.875%	08/01/27	2,655	3,011,965
South Carolina Pub. Svc. Auth. Rev., Santee Cooper, Ser. A	Aa2	5.500%	01/01/38	2,500	2,667,300

					7,085,260

South Dakota — 0.1%
Ed. Enhancement Fin. Fdg. Corp. Rev., Tobacco, Ser. B	Baa3	6.500%	06/01/32	1,000	986,490

Tennessee — 0.7%
Knox Cnty. Tenn. Health Edl. & Hsg. Facs. Brd. Hosp. Facs., Covenant Health Rev., Rfdg. & Impt. Ser. A, C.A.B.S.	A-(b)	6.480%(c)	01/01/35	1,000	227,490
Memphis Shelby Cnty. Arpt. Auth. Rev., Rfdg., Ser. B, A.M.T.	A2	5.750%	07/01/25	1,000	1,059,410
Tennessee Energy Acquisition Corp. Gas Rev.,
Ser. C	Baa3	5.000%	02/01/18	2,000	2,034,560
Ser. C	Baa3	5.000%	02/01/22	1,000	973,340
Ser. C	Baa3	5.000%	02/01/25	1,000	956,860

					5,251,660

Texas — 6.4%
Austin Elec. Util. Sys. Rev., Rfdg., Ser. A, A.M.B.A.C	A1	5.000%	11/15/22	4,610	4,986,545
Austin Tex. Wtr. & Wstewtr. Sys. Rev., Austin Wtr. & Swr., Ser. A	Aa2	5.125%	11/15/29	2,000	2,163,160
Brazos River Auth. Poll. Ctl. Rev.,
TXU Energy Co. LLC Proj., Ser. D (Mandatory put date 10/01/14)	Ca	5.400%	10/01/29	1,000	666,580
TXU Rmkt., A.M.T.	Ca	5.400%	05/01/29	1,500	505,455
Harris Cnty. Cultural Edu. Facs. Fin. Corp. Rev., Childrens Hosp. Proj.	Aa2	5.500%	10/01/39	1,500	1,522,905
Harris Cnty. Indl. Dev. Corp., Solid Wste. Disp. Rev., Deer Park Fing. Proj., LP	A-1	5.000%	02/01/23	750	775,815
Houston Arpt. Sys. Rev., E.T.M.(h)	Aaa	7.200%	07/01/13	1,525	1,642,562
Sr. Lien, Rfdg., Ser. A	Aa3	5.500%	07/01/39	1,000	1,028,270
Houston Util. Sys. Rev., Rfdg. Comb., 1st Lien, Ser. A, A.G.C.	Aa2	5.250%	11/15/33	1,510	1,592,219
Lower Colo. Riv. Auth. Tex. Rev., L.C.R.A. Trans. Svcs.,
Rfdg., B.H.A.C.	Aa1	5.250%	05/15/28	2,000	2,121,780
Rfdg.	A1	5.750%	05/15/28	3,205	3,396,210
North Tex. Twy. Auth. Rev.,
First Tier, Rfdg.	A2	6.000%	01/01/38	1,000	1,026,310
First Tier, Rfdg., Ser. A	A2	5.750%	01/01/40	1,500	1,504,800
First Tier, Rfdg., Ser. C	A2	5.250%	01/01/44	2,250	2,091,308
First Tier, Ser. A	A2	6.250%	01/01/39	1,500	1,553,865
Second Tier, Rfdg., Ser. F	A3	5.750%	01/01/38	2,500	2,496,475
Spl. Projs. Sys., Ser. A	AA(b)	5.500%	09/01/41	1,000	1,053,580
Sabine River Auth. Poll Ctl. Rev., TXU Energy Co. LLC Proj., Ser. B	Ca	6.150%	08/01/22	1,000	348,130
San Antonio Elec. & Gas Sys., Ser. A	Aa1	5.000%	02/01/21	5,000	5,545,400
Tarrant Cnty. Cultural Edu. Facs. Fin. Corp. Hosp. Rev., Scott & White Healthcare	A1	5.250%	08/15/40	2,500	2,371,225
Tarrant Cnty. Cultural Edu. Facs. Fin. Corp. Rev., Rfdg., Texas Health Resources	Aa3	5.000%	11/15/40	2,500	2,353,300
Texas Private Activity Surface Trans. Corp., Sr. Lien LBJ Infrastructure	Baa3	7.000%	06/30/40	2,500	2,649,600
Texas St. Pub. Fin. Auth. Charter Sch. Fin. Corp. Rev., Edu.-Idea. Pub. Sch. Proj., Ser. A, A.C.A.	BBB(b)	5.000%	08/15/30	1,000	848,350
Texas St. Pub. Fin. Auth. Rev., Southern Univ. Fin. Sys., NATL	Baa1	5.500%	11/01/18	2,240	2,243,248

Texas St. Vets. Hsg. Assistance Proj. Fdg., Ser. II-A, GO	AA+(b)	5.250%	12/01/23	2,500	2,873,275

					49,360,367

Utah — 0.9%
Intermountain Power Agcy., Utah Pwr., Supply Rev., A.M.B.A.C.	A1	5.000%	07/01/17	5,000	5,734,700
Riverton Hosp. Rev., I.H.C. Health Svcs. Inc.	Aa1	5.000%	08/15/41	1,500	1,458,885

					7,193,585

Virgin Islands — 0.2%
Virgin Islands Pub. Fin. Auth. Rev., Sr. Lien Matching Fund Loan, Note A	Baa2	5.250%	10/01/21	1,500	1,540,200

Virginia — 1.0%
Richmond Met. Auth. Expy. Rev., Rfdg., NATL	BBB(b)	5.250%	07/15/17	5,775	6,448,769
Tobacco Settlement Fin. Corp. Rev., Asset Bkd. (Pre-refunded Date 06/01/15)(h)	Aaa	5.625%	06/01/37	1,000	1,170,180

					7,618,949

Washington — 2.7%
Port Seattle Wash. Rev., Rfdg., Intermediate Lien,
Ser. B, A.M.T.	Aa3	5.000%	02/01/24	2,500	2,522,725
X.L.C.A.	Aa3	5.000%	02/01/28	3,000	3,094,170
Skagit Cnty. Skagit Hsp. Dist. No. 1 Rev., Ser. 2010	Baa2	5.750%	12/01/35	625	595,081
Snohomish Cnty., Pre-refunded Ltd. Tax, NATL (Pre-refunded Date 12/01/11)(h)	Aa2	5.375%	12/01/19	220	225,586
Tobacco Settlement Auth. Rev., Asset Bkd.	Baa3	6.500%	06/01/26	1,635	1,648,276
Washington St. Economic Dev. Fin. Auth. Lease Rev., Biomedical Resh. Pptys. II,
NATL	Aa1	5.000%	06/01/21	2,665	2,868,819
NATL	Aa1	5.000%	06/01/22	2,570	2,741,907
Washington St. Healthcare Facs. Auth. Rev.,
Overlake Hosp. Med. Ctr.	A3	5.500%	07/01/30	1,115	1,125,258
Providence Health & Svcs., Ser. A	Aa2	5.000%	10/01/39	3,500	3,312,330
Providence Healthcare, Ser. A, F.G.I.C. (Pre-refunded Date 10/01/16)(h)	Aa2	5.000%	10/01/36	85	101,201
Seattle Childrens Hospital	Aa3	5.625%	10/01/38	1,250	1,282,063
Swedish Health Svcs., Ser. A	A2	6.250%	11/15/41	1,500	1,530,000

					21,047,416

West Virginia — 0.1%
West Virginia St. Wtr. Dev. Auth., Loan Proj. III, Ser. B, A.M.B.A.C., A.M.T.	A(b)	5.875%	07/01/20	1,015	1,026,541

Wisconsin — 0.5%
Wisconsin St. Gen. Rev., Ser. A, St. Approp.	Aa3	5.750%	05/01/33	2,000	2,163,480
Wisconsin St. Health & Edl. Facs. Auth. Rev., Marshfield Clinic, Ser. B	BBB+(b)	6.000%	02/15/25	2,000	2,005,640

					4,169,120

Wyoming — 0.1%
Campbell Cnty. Solid Wst. Facs. Rev., Basin Elec. Pwr. Coop., Ser. A	A1	5.750%	07/15/39	500	520,010

TOTAL LONG-TERM INVESTMENTS — 99.1% (cost $760,523,211)(k)					770,425,438
OTHER ASSETS IN EXCESS OF LIABILITIES(l) 0.9%					6,728,212

NET ASSETS — 100.0%					$777,153,650

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	The following abbreviations are used in portfolio descriptions:

A.C.A.—American Capital Access Corp.

A.G.C.—Assured Guaranty Corp.

A.M.B.A.C.—American Municipal Bond Assurance Corp.

A.M.T.—Alternative Minimum Tax

B.H.A.C.—Berkshire Hathaway Assurance Corp.

C.A.B.S.—Capital Appreciation Bonds

E.T.M.—Escrowed to Maturity

F.H.A.—Federal Housing Administration

F.H.L.M.C.—Federal Home Loan Mortgage Corp.

F.G.I.C.—Financial Guaranty Insurance Co.

F.N.M.A.—Federal National Mortgage Association

G.N.M.A.—Government National Mortgage Association

GO—General Obligation

I.H.C.—Intermountain Healthcare

L.C.R.A.—Lower Colorado River Authority

NATL—National Public Finance Guarantee Corp.

NR—Not Rated by Moody’s or Standard and Poor’s ratings

T.C.R.S.—Transferable Custodial Receipts

U.C.L.A.—University of California, Los Angeles

X.L.C.A.—XL Capital Assurance

†	The ratings reflected are as of May 31, 2011. Ratings of certain bonds may have changed subsequent to that date.
*	The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
(b)	Standard & Poor’s Rating.
(c)	Represents a zero coupon bond or step bond. Rate shown reflects the effective yield on May 31, 2011.
(d)	Floating Rate Security. The interest rate shown reflects the rate in effect at May 31, 2011.
(e)	Indicates a security that has been deemed illiquid.
(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(g)	Indicates a restricted security; the aggregate original cost of such securities is $800,000. The aggregate value of $345,485 is approximately 0.0% of net assets.
(h)	All or partial escrowed to maturity and pre-refunded securities are secured by escrowed cash and/or U.S. guaranteed obligations.
(i)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(j)	Indicates issues in default on principal payments.
(k)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$759,592,348	$31,703,268	$(20,870,178)	$10,833,090

The difference between book basis and tax basis were primarily attributable to differences in the treatment of accreting market discount for book and tax purposes as of the most recent fiscal year end.

(l)	Other assets in excess of liabilities includes net unrealized depreciation on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at May 31, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at May 31, 2011	Unrealized Depreciation(1)
	Short Positions:
40	5 Year U.S. Treasury Notes	Sept. 2011	$4,730,965	$4,765,625	$(34,660)
78	10 Year U.S. Treasury Notes	Sept. 2011	9,469,667	9,563,531	(93,864)
86	U.S. Long Bond	Sept. 2011	10,653,566	10,736,563	(82,997)

					$(211,521)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of May 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$770,425,438	$—
Other Financial Instruments*
Futures Contracts	(211,521)	—	—

Total	$(211,521)	$770,425,438	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Financial futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non exchange-traded mutual funds are valued at their net assets values as of the close of the New York Stock Exchange on the date of valuation.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential National Muni Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date July 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date July 20, 2011

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date July 20, 2011

*	Print the name and title of each signing officer under his or her signature.